Vanguard International Dividend Appreciation Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard International Dividend Appreciation Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P Global Ex-U.S. Dividend Growers Index (the “Target Index”), which focuses on common stocks of high-quality companies (excluding real estate investment trusts (REITs)) located in developed and emerging markets, excluding the United States, that have both the ability and the commitment to grow their dividends over time. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.